Description of Business and Significant Accounting Policies - Related Party Transactions (Details) (Bradesco [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y atms
Bradesco [Member]
Related Party Transaction [Line Items]
Minimum number of ATMs commited to be purchased from NCR	30,000
Master Purchase Agreement term (in years)	5
Revenues with related party	$ 35
Receivables outstanding from related party	$ 14